Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Entity Store State	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 7,943	$ 6,503
Capitalized vendor rebates	12,007	11,603
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	12,181	11,275
Selling, general and administrative expense	800,328	757,452	715,671
Finance lease ROU assets	3,150
Finance lease liabilities	3,231
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	54,783	51,741	47,670
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 16,587	$ 16,520	$ 24,677
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Service Revenue Net [Member] | Product Concentration Risk
Significant Accounting Policies [Line Items]
Percentage of revenue	1.00%	1.00%
Buildings and Improvements | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Other Depreciable Assets | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Other Depreciable Assets | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	606
Number of states in which entity operates | State	38